CAPITAL STOCK	12 Months Ended
Dec. 31, 2018
Capital Stock [Abstract]
CAPITAL STOCK
CAPITAL STOCK

Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,167,846,910 common shares as at December 31, 2018). Prior to November 28, 2018 our authorized capital stock also included an unlimited number of first preferred shares issuable in series and an unlimited number of second preferred shares issuable in series; however, on Barrick’s continuance into British Columbia, the first and second preferred shares were eliminated. Our common shares have no par value.

On January 1, 2019, we issued 583,669,178 common shares to Randgold shareholders as a result of the merger completed with Randgold. Refer to note 37 for further details.

Dividends
In 2018, we declared dividends in US dollars totaling $199 million (2017: $125 million) and paid $125 million (2017: $125 million).

The Company’s dividend reinvestment plan resulted in $14 million (2017: $16 million) reinvested into the Company.